INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Expense
SCHEDULE OF TAX RECONCILIATION

	Year Ended December 31
	2024	2023	2022

Loss before income tax	$(19,263)	$(18,057)	$(18,347)
Statutory tax rate	23%	23%	23%
Income tax benefit at the statutory tax rate	4,430	4,153	4,220
Current period tax losses carried forward (unrecognized)	(4,430)	(4,153)	(4,220)
Income tax expense	$-	$-	$-